STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.43%	0.43%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	1.50%	2.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	1.00%	1.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Class A Shares, exceed 1.00% of the Class A Shares’ average daily net assets and for the Fund’s Class C Shares, exceed 1.75% of the Class C Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$671	$943	$1,270	$2,194
Class C Shares	$178	$622	$1,127	$2,519

Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund

Effective immediately, Will G. Gholston will no longer serve as a co-portfolio manager of Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. All references in the prospectuses to Will G. Gholston are hereby removed.

In addition, effective immediately, Brandon W. Carl is appointed as a co-portfolio manager of Sterling Capital Diversified Income Fund. Accordingly, the following information is hereby added under “Management – Portfolio Managers” for Sterling Capital Diversified Income Fund:

Brandon W. Carl, CFA

Director of Sterling Capital, Investment Analyst with Sterling Capital Advisory Solutions Team, and Co-Portfolio Manager

Since May 2016

The following replaces the description of the Portfolio Managers set forth under “Fund Management – Portfolio Managers” for Sterling Capital Diversified Income Fund:

Funds of Funds (Diversified Income Fund). All decisions for the Diversified Income Fund are made by Shane A. Burke and Brandon W. Carl.

The following is added at the end of the description of the Portfolio Managers set forth under “Fund Management – Portfolio Managers” under the sub-heading “Funds of Funds (Diversified Income Fund)”:

Brandon W. Carl, CFA, has been Co-Portfolio Manager of the Diversified Income Fund since May 2016. Mr. Carl is a Director with Sterling Capital. He joined BB&T Asset Management in 2001 and Sterling Capital through merger in October 2010. He has investment experience since 2001. Mr. Carl is an investment analyst with Sterling Capital’s Advisory Solutions team with a focus on developed markets equity. Prior to joining Sterling Capital, he graduated from the BB&T Leadership Development Program and was an equity analyst for BB&T Asset Management. Mr. Carl is a graduate of the University of South Carolina where he received his BS in Finance and Management. He is a CFA charterholder.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0516-2

STERLING CAPITAL FUNDS

SUPPLEMENT DATED MAY 31, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Behavioral International Equity Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund:

Sterling Capital Behavioral International Equity Fund

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Annual Fund Operating Expenses table is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses(1)	1.25%
Fee Waiver or Expense Reimbursement(2)	-0.50%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1),(2)	0.75%

(1) The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2) The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to limit the management fees paid by the Fund to 0.40% for the period from February 1, 2016 through January 31, 2017. In addition, Sterling Capital has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.75% of the Institutional Shares’ average daily net assets for the period from June 1, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.

Effective June 1, 2016, Sterling Capital Behavioral International Equity Fund’s Example table is replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2017 and January 31, 2018, as applicable. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$312	$604	$1,436

Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund

Effective immediately, Will G. Gholston will no longer serve as a co-portfolio manager of Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. All references in the prospectuses to Will G. Gholston are hereby removed.

In addition, effective immediately, Brandon W. Carl is appointed as a co-portfolio manager of Sterling Capital Diversified Income Fund. Accordingly, the following information is hereby added under “Management – Portfolio Managers” for Sterling Capital Diversified Income Fund:

Brandon W. Carl, CFA

Director of Sterling Capital, Investment Analyst with Sterling Capital Advisory Solutions Team, and Co-Portfolio Manager

Since May 2016

The following replaces the description of the Portfolio Managers set forth under “Fund Management – Portfolio Managers” for Sterling Capital Diversified Income Fund:

Funds of Funds (Diversified Income Fund). All decisions for the Diversified Income Fund are made by Shane A. Burke and Brandon W. Carl.

The following is added at the end of the description of the Portfolio Managers set forth under “Fund Management – Portfolio Managers” under the sub-heading “Funds of Funds (Diversified Income Fund)”:

Brandon W. Carl, CFA, has been Co-Portfolio Manager of the Diversified Income Fund since May 2016. Mr. Carl is a Director with Sterling Capital. He joined BB&T Asset Management in 2001 and Sterling Capital through merger in October 2010. He has investment experience since 2001. Mr. Carl is an investment analyst with Sterling Capital’s Advisory Solutions team with a focus on developed markets equity. Prior to joining Sterling Capital, he graduated from the BB&T Leadership Development Program and was an equity analyst for BB&T Asset Management. Mr. Carl is a graduate of the University of South Carolina where he received his BS in Finance and Management. He is a CFA charterholder.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-0516-1

STERLING CAPITAL FUNDS

STERLING CAPITAL DIVERSIFIED INCOME FUND,

STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND AND

STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND

SUPPLEMENT DATED MAY 31, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2016

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Statement of Additional Information (the “SAI”) dated February 1, 2016, with respect to Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund.

Effective immediately, Will G. Gholston will no longer serve as a co-portfolio manager of Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund. All references in the SAI to Will G. Gholston are hereby removed.

In addition, effective immediately, Brandon W. Carl is appointed as a co-portfolio manager of Sterling Capital Diversified Income Fund. Accordingly, the following disclosure is hereby added to the section entitled “Portfolio Managers – Number of Other Accounts Managed and Assets by Account Type,” the information of which is as of May 31, 2016:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS

Brandon W. Carl	Number: None Assets: N/A	Number: None Assets: N/A	Number: None Assets: N/A

In addition, the following disclosure is hereby added to the section entitled “Portfolio Managers – Securities Ownership,” the information of which is as of May 31, 2016:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Brandon W. Carl	Sterling Capital Diversified Income Fund: $10,000 - $50,000

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUP-0516